Bank credit lines and loan facilities - Schedule of Contractual Maturities of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022 (remaining)	$ 41,363
2023	55,150
2024	55,150
2025	55,150
2026 and thereafter	4,994,400
Total debt	$ 5,201,213	$ 5,501,213